Income taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes

The components of income before income taxes are as follows:

Income / (Loss)	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Switzerland	(19,179)	(11,428)	(24,363)
Foreign	(3,838)	(4,989)	(1,424)
Less discontinued operations	-	6,562	15,732
Income/(loss) before income tax	(23,017)	(9,855)	(10,055)

Income taxes relating to the Group are as follows:

Income taxes	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Switzerland	(42)	328	(293)
Foreign	13	(479)	(744)
Less discontinued operations	42	205	1,108
Income tax expense	13	53	71

Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Switzerland	-	134	307
Foreign	6	708	134
Less discontinued operations	-	(834)	(399)
Deferred income tax assets/(liabilities)	6	8	42

Income tax at the Swiss statutory rate compared to the Group’s income tax expenses as reported are as follows:

Income taxes at the Swiss statutory rate	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Net income/(loss) from continuing operations before income tax	(23,017)	(9,855)	(10,055)
Statutory tax rate	24%	24%	24%
Expected income tax (expense)/recovery	5,524	2,365	2,433
Income tax (expense)/recovery	(13)	(53)	(71)
Change in valuation allowance	(2,129)	4,228	(4,487)
Permanent Difference	0	(9)	(344)
Change in expiration of tax loss carryforwards	(3,395)	(6,584)	2,397
Income tax (expense) / recovery	(13)	(53)	(71)

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

The Group’s deferred tax assets and liabilities consist of the following:

Deferred tax assets and liabilities	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Stock-based compensation	-	9	344
Defined benefit accrual	1,100	1,272	1,289
Tax loss carry-forwards	11,264	10,606	14,888
Deferred Income tax liability	-	(1,356)	(1,476)
Deferred tax asset from acquisition	-	477	477
Other temporary adjustments	-	2,426	1,396
Less discontinued Operations	-	(3,196)	(2,418)
Valuation allowance	(12,358)	(10,230)	(14,458)
Deferred tax assets / (liabilities)	6	8	42

As of December 31, 2019, the Group’s operating cumulated loss carry-forwards of all jurisdictions for its continuing operations are as follows:

Operating loss-carryforward as of December 31, 2019

USD'000	USA	Switzerland	Spain	France	UK	India	Total
2020	-	441	-	860	31	-	1,332
2021	-	8,123	206	-	2	-	8,331
2022	-	6,519	1,197	1,121	2	-	8,839
2023	-	6,877	1,227	5,170	-	-	13,274
2024	-	4,041	-	-	-	-	4,041
2025	-	9,789	-	-	-	378	10,167
2026	-	5,376	-	-	-	290	5,666
2027	-	-	-	-	-	443	443
2028	91	-	-	-	-	-	91
2029	9	-	23	-	-	-	32
2030	2	-	23	-	-	-	25
2031	54	-	69	-	-	-	123
2032	89	-	79	-	-	-	168
2033	-	-	181	-	-	-	181
2034	-	-	141	-	-	-	141
2035	247	-	-	-	-	-	247
2036	-	-	-	-	-	-	-
2037	159	-	-	-	-	-	159
2038	-	-	-	-	-	-	-
2039	221	-	-	-	-	-	221
2040	-	-	-	-	-	-	-
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
	872	41,166	3,146	7,151	35	1,111	53,481

The following tax years remain subject to examination:

Significant jurisdictions	Open years
Switzerland	2015 - 2018
USA	2016 - 2018
France	2017 - 2019
Spain	2016 - 2019
Japan	2019
Taiwan	2018 - 2019
India	2018 - 2019
UK	2018 - 2019

As at December 31, 2019, WISeKey Semiconductors SAS had recorded a USD 118,294 tax provision following a tax audit started in 2018 in relation to prior years. Although the final conclusions have not yet been communicated formally, management believes that it is more probable than not that the entity will have to pay additional taxes and has calculated the provision based on preliminary discussions with the tax authorities. As at December 31, 2018, WISeKey Semiconductors SAS had recorded a USD 90,831 tax provision which was neither utilized nor released and is therefore included in the USD 118,294 tax provision as at December 31, 2019.

The Group has no unrecognized tax benefits.